Noncash Investing and Financing Activities (USD $)	9 Months Ended		12 Months Ended		0 Months Ended
	Jul. 03, 2011	Jun. 27, 2010	Sep. 27, 2009 Successor [Member]	Oct. 03, 2010 Successor [Member]	Oct. 14, 2008 Predecessor [Member]
Optex Delaware (Successor) Purchase of Optex Texas (Predecessor)
Cash Received			$ 253,581	$ 0	$ 0
Accounts Receivable			1,404,434	0	0
Inventory			5,383,929	0	0
Intangibles			4,036,790	0	0
Other Assets			632,864	0	0
Accounts Payable			(1,953,833)	0	0
Other Liabilities			(1,868,180)	0	0
Debt			(6,000,000)	0	0
Goodwill			7,110,415	0	0
Issuance of Stock			9,000,000	0	0
Conversion of Debt to Series A Preferred Stock Additional Paid in Capital (6,000,000 Debt Retirement plus Accrued Interest of $159,780)			6,159,780	0	0
Issuance of Common shares in exchange for Investor Relations Services Prepaid Expenses (1,030,000 shares issued at $0.001 par)			226,500	0	0
Issuance of Warrants as Debt Issuance Cost Additonal Paid in Capital (1,100,000 warrants)	0	32,000	0	32,000	0
Supplemental cash flow information:
Cash Paid for Interest	42,000	49,000	10,290	69,631	0
Cash Paid for Taxes	$ 0	$ 120,000	$ 488,799	$ 119,847	$ 0